VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS
A GROUP OR INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT
(“THE CONTRACT” OR “CONTRACTS”)

issued to
Plans Established by Eligible Organizations Under Tax Code Sections 401(a),
401(k), 403(b) and 457, including Roth 401(k), Roth 403(b)
and Roth 457(b) Plans

UPDATING SUMMARY PROSPECTUS
May 1, 2025

The group or individual deferred fixed and variable annuity contract is described in this updating summary prospectus (“summary prospectus”). The Texas K-12 Contract (“Texas K-12 Contract”) are voluntary 403(b) annuity contracts issued to employees of K-12 public schools in Texas. The Texas K-12 Contract meets the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273. Contract other than Texas K-12 Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

The full prospectus for the Contract contains more information about the Contract, including the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA28672. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at https://www.Investor.gov/.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s certificate and also may be subject to federal and state income taxes and a 10% federal penalty tax.

The U. S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS
The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Contract Loans: Loans initiated by a participant from their Vested individual Account Value allocated to certain Subaccounts and Fixed Interest Options. Amounts equal to a Contract Loan are transferred to the General Account.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, The Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Loans: Loans initiated by 401(a), 401(k), 403(b) or governmental 457 plan participants from Vested account balances. Amounts equal to a Plan Loan are transferred to a trust or custodial account held by the Plan Sponsor.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options

•	On May 23, 2024, a supplement was filed to correct footnote regarding the merger of the Voya Balanced Income Portfolio.
•	On June 18, 2024, a supplement was filed to add Virtus Duff & Phelps Global Real Estate Securities Fund (Class A) to Appendix A.
•	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
•	Effective July 29, 2024, Metropolitan West Total Return Bond Fund - Class M shares changed its name to TCW MetWest Total Return Bond Fund - Class M shares.
•	On August 2, 2024, a supplement was filed to correct certain information in the Appendix A: for the period ended 12/31/23.
•	Effective August 19, 2024, the name of TCW Total Return Bond Fund was changed to TCW Securitized Bond Fund.
•	On August 30, 2024, a supplement was filed regarding the July 9, 2024 Definitive Agreement between Amundi Asset Management US, Inc., (the “Adviser”), investment adviser to the Pioneer High Yield VCT Portfolio (Class I) and currently an indirect, wholly-owned subsidiary of Amundi and Victory Capital Holdings, Inc. (“Victory Capital”), to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital.
•	Effective October 4, 2024, The Board of Trustees of the ColumbiaSM Acorn® Fund approved the exchange of Institutional Class shares for newly created Class S shares.Effective October 25, 2024, the Voya Global Perspectives® Fund merged into the Voya Global Income & Growth Fund (a series of Voya Equity Trust).
•	Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund converted into the Institutional Share Class.
•	Effective December 31, 2024, the Delaware Ivy Science and Technology Fund merged into the Macquarie Science and Technology Fund.
•	Effective on or about August 8, 2025, the Voya Index Solution 2025 Portfolio – Class S will merge into the Voya Index Solution Income Portfolio – Class S.
•	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio – Class S will merge into the Voya Solution Income Portfolio – Class S.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals
If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 7% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) the date the individual account was established; (2) the date the Contract was established; or (3) the number of completed Purchase Payment Periods.

For example, if you make an early withdrawal from a Texas K-12 Contract, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to the full prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees – Early Withdrawal Charge” in the full prospectus for the Contract.

Transaction Charges
  In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan.
  Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and
  Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES” in the full prospectus for the Contract.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Expense	1.25%[1], [2]	1.50%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.27%[3]	1.54%[3]

[1]	As a percentage of average Account Value.
[2]
The base contract expenses include (1) the mortality and expense risk charge (1.25% for Texas K-12 Contracts and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $30 annual maintenance fee converted to an annual percentage equal to 0.0947036%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for K-12 Contracts and the maximum amount reflects the higher mortality and expense risk charge for all other Contracts. See “CHARGES AND FEES – Periodic Fees and Charges” in the full prospectus for the Contract.

[3]
These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
	Texas K-12	Texas K-12
	Lowest Annual Cost Estimate: $260	Highest Annual Cost Estimate: $2,512
	All Other Contracts	All Other Contracts
	Lowest Annual Cost Estimate: $261	Highest Annual Cost Estimate: $3,962
Assumes:
  Investment of $100,000;
  5% annual appreciation;
  No optional benefits;
  Fees and expenses of least expensive Fund;
  No sales charges or advisory fees; and
  No additional Purchase Payments, transfers or withdrawals.

Assumes:
  Investment of $100,000;
  5% annual appreciation;
  Fees and expenses for the most expensive Fund;
  No sales charges or advisory fees; and
  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges” in the full prospectus for the Contract.
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the prospectus for the Contract.
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

If you participate in the Texas Optional Retirement Program, you may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with the Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” APPENDIX A, APPENDIX B, APPENDIX C, APPENDIX D AND APPENDIX E in the full prospectus for the Contract and “APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

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RISKS (continued from previous page)
Insurance Company Risks
An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full prospectus for the Contract.
RESTRICTIONS
Investments
  Generally the Contract Holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time;
  Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;
  Not all Fixed Interest Options may be available for current or future investment;
  There are certain restrictions on transfers from the Fixed Interest Options;
  The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and
  The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” in the full prospectus for the Contract.
Optional Benefits
  We may discontinue or restrict the availability of an optional benefit;
  Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and
  If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability” in the full prospectus for the Contract.

TAXES
Tax Implications
  You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;
  There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and
  Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

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CONFLICTS OF INTEREST
Investment Professional Compensation
  We pay compensation to broker/dealers whose registered representatives sell the Contract.
  Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.
  Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution” in the full prospectus for the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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APPENDIX:  FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectus for this Fund, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00979. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)**,*** Investment Adviser: Fred Alger Management, LLC	1.09%	25.94%	14.92%	13.40%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Admin Class)** Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	1.19%	7.82%	7.28%	7.83%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***
This fund is structured as a “master-feeder” fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” in the prospectus for the Contract for more information.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)** Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments LLC	1.41%	6.51%	7.05%	7.81%
Seeks to provide long-term capital appreciation.	AMG River Road Mid Cap Value Fund (Class N)** Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	1.04%	13.55%	11.85%	7.39%
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares) ** Investment Adviser: Saturna Capital Corporation	0.87%	15.75%	15.42%	14.46%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares) ** Investment Adviser: Saturna Capital Corporation	1.02%	12.88%	10.31%	9.62%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (Class A) **, *** Investment Adviser: American Century Investment Management, Inc.	0.91%	13.01%	7.97%	8.02%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	The American Century Investments® Disciplined Core Value fund is only available to plans offering the Fund prior to May 1, 2002.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)** Investment Adviser: American Century Investment Management, Inc.	0.54%	1.68%	1.52%	1.82%
Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.	American Funds® – Capital Income Builder® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.62%	10.23%	5.77%	5.50%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R3) ** Investment Adviser: Capital Research and Management CompanySM	1.12%	4.36%	3.27%	4.98%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.82%	4.68%	3.58%	5.30%
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.63%	22.98%	12.65%	11.96%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R3)** Investment Adviser: Capital Research and Management CompanySM	1.06%	16.39%	10.75%	10.75%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.76%	16.74%	11.09%	11.08%
Seeks to provide long-term growth of capital.	American Funds® – SMALLCAP World Fund® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	1.00%	2.36%	5.28%	7.72%
Seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds® – The Bond Fund of America® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.59%	1.17%	0.30%	1.53%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R3)** Investment Adviser: Capital Research and Management CompanySM	0.94%	28.02%	14.58%	13.29%
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.64%	28.39%	14.92%	13.63%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R4)** Investment Adviser: Capital Research and Management CompanySM	0.61%	18.96%	12.02%	11.30%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)** Investment Adviser: Ariel Investments, LLC	0.99%	11.79%	8.56%	7.62%
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Class Shares)** Investment Adviser: Artisan Partners Limited Partnership	1.19%	10.64%	3.58%	4.56%
Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.	Ave Maria Rising Dividend Fund** Investment Adviser: Schwartz Investment Counsel, Inc.	0.92%	14.42%	10.36%	9.69%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.09%	3.86%	6.21%	9.06%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A)** Investment Adviser: BlackRock Advisors, LLC	1.00%	9.11%	9.59%	8.59%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.65%	19.61%	9.42%	8.42%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund Class I)** Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	6.48%	4.15%	6.70%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Realty Shares, Inc. (Class A)** Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88%	6.52%	4.52%	6.55%
Seeks long-term capital appreciation.	ColumbiaSM Acorn® Fund (Class S)***, **** Investment Adviser: Columbia Wanger Asset Management, LLC	0.83%	14.46%	5.45%	7.86%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	Institutional Class shares of the ColumbiaSM Acorn® Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
****	Effective October 4, 2024, The Board of Trustees of the ColumbiaSM Acorn® Fund approved the exchange of Institutional Class shares for newly created Class S shares.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Institutional Class)**, *** Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	15.78%	9.61%	9.21%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A) Investment Adviser: Columbia Management Investment Advisers, LLC	1.15%	12.86%	9.62%	8.22%
Seeks a long-term capital appreciation.	Columbia Select Mid Cap Value (Institutional Class) **** Investment Adviser: Columbia Management Investment Advisers, LLC.	0.90%	13.16%	9.92%	8.49%
Seeks capital appreciation.	Delaware Small Cap Value Fund (Class A)***** Investment Adviser: Delaware Management Company	1.11%	10.86%	6.95%	7.28%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Columbia Large Cap Value Fund is only available to plans offering the Fund prior to January 1, 2011 or that have approved the Fund as an investment prior to that date and have invested in the Fund by March 31, 2011.
***	Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund converted into the Institutional Share Class.
****	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
****
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

USP.01107-25	15

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.47%	15.35%	10.08%	9.21%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.58%	30.39%	18.93%	16.63%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio (Initial Class) ** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.57%	17.49%	11.34%	9.21%

*	Operating Expenses reflecting applicable waivers and expense limitations as reported in the Fund’s expenses.
**	The Fidelity® VIP Mid Cap Portfolio is not available to all plans. Availability is subject to Company and/or Plan sponsor approval.
USP.01107-25	16

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) ** Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.73%	5.05%	5.76%	6.32%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2) *** Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	11.71%	8.36%	8.17%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)**** Investment Adviser: Impax Asset Management LLC	0.92%	7.50%	6.38%	6.52%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)****, # Investment Adviser: Invesco Advisers, Inc.	1.26%	-1.39%	-2.31%	1.84%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)**** Investment Adviser: Invesco Advisers, Inc.	1.06%	17.07%	9.04%	7.99%
Seeks long term growth of capital.	Invesco Small Cap Value Fund (Class Y)## Investment Adviser: Invesco Advisers, Inc.	0.87%	24.81%	19.59%	12.03%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Fidelity® VIP Overseas Portfolio is only available to plans offering the Fund prior to May 1, 2004
***
The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges

****
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

#	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.
##	Effective April 1, 2024, the Invesco Small Cap Value Fund will limit public sales of its shares to certain investors.
USP.01107-25	17

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	34.89%	15.85%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	25.61%	12.36%	9.42%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.82%	16.07%	9.48%	9.85%
Seeks capital appreciation.	Invesco V.I. Global Strategic Income Fund (Series I)** Investment Adviser: Invesco Advisers, Inc.	0.92%	3.16%	-0.14%	1.53%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.88%	12.68%	10.49%	9.00%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Institutional Shares) *** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.62%	15.43%	8.33%	8.66%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
The Invesco V.I. Global Fund and the Invesco V.I. Global Strategic Income Fund are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.

***
The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.

USP.01107-25	18

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Institutional Shares) ** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.72%	15.61%	9.88%	12.40%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio (Institutional Shares)*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.57%	1.96%	0.34%	1.62%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Institutional Shares)*** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.61%	23.58%	12.35%	10.55%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
The Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual Investors that purchase through non-retirement plan products can still invest new money into the Fund.

***
The Janus Henderson Balanced Portfolio, the Janus Henderson Flexible Bond Portfolio, the Janus Henderson Global Research Portfolio and the Janus Henderson Research Portfolio are only available to a limited number of participants, who did not participate in the Fund substitution during April, 2005.

USP.01107-25	19

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Institutional Shares)** Investment Adviser: Janus Henderson US LLC (Janus Henderson)	0.57%	35.31%	16.79%	14.53%
Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.	LKCM Aquinas Catholic Equity Fund*** Investment Adviser: Luther King Capital Management Corporation	1.01%	13.37%	10.51%	9.80%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)**** Investment Adviser: Lazard Asset Management LLC	1.10%	5.67%	3.63%	3.98%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Value Fund (Retail Class) **** Investment Adviser: Loomis, Sayles & Company, L.P.	1.15%	10.69%	8.83%	7.79%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.15%	14.90%	9.21%	6.83%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
USP.01107-25	20

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.	Lord Abbett Short Duration Income Fund (Class R4)** Investment Adviser: Lord, Abbett & Co. LLC	0.63%	5.03%	1.81%	2.23%
Seeks to provide growth of capital.	Macquarie Science and Technology Fund (Class Y)*** Investment Adviser: Delaware Management Company	1.16%	31.35%	14.42%	13.85%
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A) Investment Adviser: Massachusetts Financial Services Company	0.74%	16.33%	12.49%	13.24%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)***, **** Investment Adviser: Neuberger Berman Investment Advisers LLC	1.06%	27.93%	14.07%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	Effective December 31, 2024, the Delaware Ivy Science and Technology Fund merged into the Macquarie Science and Technology Fund.
****	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.

USP.01107-25	21

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Admin Class)** Investment Adviser: Pacific Investment Management Company LLC	1.25%	4.54%	7.02%	1.61%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Admin Class) Investment Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.95%	8.76%	3.10%	4.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

USP.01107-25	22

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)** Investment Adviser: Franklin Advisers, Inc.	0.97%	-11.95%	-5.14%	-2.03%
Seeks growth of capital.	The Hartford Capital Appreciation Fund (Class R4)**,*** Investment Adviser: Hartford Funds Management Company, LLC (HFMC”) Subadviser: Wellington Management Company, LLP	1.10%	20.57%	10.33%	10.00%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)**,**** Investment Adviser: Hartford Funds Management Company, LLC (HFMC”) Subadviser: Wellington Management Company, LLP	1.05%	12.09%	10.31%	10.08%

*	Operating Expenses are each Fund’s total annual operating expenses as reported in the Fund’s prospectus.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	The Hartford Capital Appreciation Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
****	The Hartford Dividend and Growth Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.

USP.01107-25	23

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)**,*** Investment Adviser: Hartford Funds Management Company, LLC (HFMC”) Subadviser: Wellington Management Company, LLP	1.11%	8.09%	4.91%	5.06%
Seeks high current income without undue risk to principal.	Victory Core Plus Intermediate Bond Fund (Class A) Investment Adviser: Victory Capital Management Inc.	0.91%	2.59%	0.95%	2.30%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A) Investment Adviser: Victory Capital Management Inc.	1.34%	10.54%	3.17%	5.58%
The fund seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A)** Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.24%	3.44%	1.46%	4.66%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	The Hartford International Opportunities Fund is closed to new retirement plans.
USP.01107-25	24

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	Virtus NFJ Large-Cap Value Fund (Institutional Class)** Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Allianz Global Investors U.S. LLC	0.75%	6.33%	6.73%	7.50%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Income Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	13.00%	4.23%	5.27%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The Virtus NFJ Large-Cap Value Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.
***	Effective July 12, 2024, the Voya Balanced Portfolio (Class I shares) merged into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).
USP.01107-25	25

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/20243)
			1 Year	5 Years	10 Years
Seeks to outperform the S&P 500® Index.	Voya Corporate Leaders® 100 Fund (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.49%	18.05%	12.41%	10.99%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-0.97%	-2.23%	0.52%
Seeks total return.	Voya Global Income & Growth Fund (Class I)*** Investment Adviser: Voya Investments, LLC	1.10%	9.08%	4.74%	5.18%
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	9.31%	7.80%	9.02%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section.
***	Effective October 25, 2024, the Voya Global Perspectives® Fund merged into the Voya Global Income & Growth Fund (a series of Voya Equity Trust).
USP.01107-25	26

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A) ** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	1.49%	-0.45%	0.84%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.95%	2.28%	1.57%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	23.85%	15.28%	12.56%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	7.30%	3.13%	4.50%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

***	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
USP.01107-25	27

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	25.20%	13.87%	12.39%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	15.17%	9.91%	8.69%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	8.69%	8.38%	8.01%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	8.90%	5.29%	5.78%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” in the prospectus for the Contract for more information.

USP.01107-25	28

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	10.17%	6.11%	6.61%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.47%	11.85%	6.88%	7.12%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	13.29%	8.04%	7.83%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” in the prospectus for the Contract for more information.

USP.01107-25	29

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	14.45%	8.67%	8.22%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	15.02%	8.71%	8.31%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	15.10%	8.78%	8.30%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**
This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Fund of Funds” in the prospectus for the Contract for more information.

USP.01107-25	30

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	15.13%	8.89%	N/A
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.57%	15.15%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S) **, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	6.62%	3.51%	3.92%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective on or about August 8, 2025, the Voya Index Solution 2025 Portfolio (Class S) will merge into the Voya Index Solution Income Portfolio (Class S).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	2.82%	0.17%	1.97%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	7.23%	4.54%	4.09%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.46%	3.03%	4.39%	4.95%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	34.80%	15.11%	14.26%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
***
This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	17.06%	11.70%	9.50%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	15.91%	11.16%	10.60%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)*** Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	5.90%	5.79%	6.59%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	34.60%	19.99%	17.55%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	26.95%	15.31%	13.63%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.
***
This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	14.66%	8.11%	8.06%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	21.27%	10.72%	10.81%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	14.90%	9.53%	9.22%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	11.13%	7.05%	7.51%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	10.56%	6.97%	7.42%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	18.90%	7.90%	7.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	8.57%	5.06%	5.69%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	10.24%	6.12%	6.56%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class S) will merge into the Voya Solution Portfolio (Class S).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	11.79%	6.92%	7.03%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	13.25%	8.02%	7.79%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	14.27%	8.54%	7.91%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.97%	8.65%	8.12%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.07%	8.67%	8.04%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.03%	15.08%	8.61%	N/A
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	17.47%	9.74%	8.75%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)**, **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	12.66%	6.89%	6.71%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class S)**, ***** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.05%	12.37%	6.63%	6.44%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective July 12, 2024, Voya Strategic Allocation Growth Portfolio (Class I shares) merged into Voya Solution Aggressive Portfolio (Class I shares).
****	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into Voya Solution Balanced Portfolio (Class I).
****	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class S) merged into Voya Solution Balanced Portfolio (Class S).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class I)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	6.62%	3.29%	3.91%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Conservative Portfolio (Class S)**, *** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%	6.22%	3.02%	3.65%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S)**, **** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.01%	14.82%	8.08%	7.37%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT *OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
***	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I shares) merged into the Voya Solution Conservative Portfolio (Class I shares) (a series of Voya Partners, Inc.).
****	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class S shares) merged into the Voya Solution Conservative Portfolio (Class S shares) (a series of Voya Partners, Inc.).
*****	Effective on or about August 8, 2025, the Voya Solution 2025 Portfolio (Class S) will merge into the Voya Solution Income Portfolio (Class S).
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	0.80%	-0.65%	1.01%
Seeks total return.	Voya U.S. Stock Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	24.68%	14.22%	12.79%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	8.02%	7.89%	8.28%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.25%	4.66%	8.03%	9.87%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Liquid Real Assets LLC	0.90%	0.38%	1.65%	3.16%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Liquid Real Assets LLC	1.00%	4.30%	4.24%	5.10%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.96%	23.07%	14.71%	12.56%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.18%	11.27%	9.91%	7.76%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	14.70%	11.29%	9.33%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	11.99%	8.31%	7.34%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	16.15%	10.27%	8.83%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.44%	1.92%	-0.77%	3.70%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)** Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	14.04%	8.39%	7.68%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	10.74%	7.06%	7.97%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.

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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks, over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	12.49%	10.35%	10.35%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid-Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.80%	23.92%	11.22%	11.94%
Seeks a high level of dividend income as well as long -term growth of capital primarily through investments in stock.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	11.45%	8.28%	8.17%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	29.69%	13.17%	13.70%
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC.	1.14%	-8.25%	-0.72%	3.07%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full Multiple Sponsored Retirement Options Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2025, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00979 for the statutory prospectus  and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA00979 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier:  C000002961

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